Premises, Equipment, And Leases	12 Months Ended
Dec. 31, 2011
Premises, Equipment, And Leases [Abstract]
Premises, Equipment, And Leases
(8)	Premises, Equipment, and Leases

Premises and equipment (in thousands) at December 31, 2011 and 2010 are summarized as follows.

	2011	2010
Land	$29,433	$31,238
Buildings and improvements	58,640	58,177
Leasehold improvements	2,384	3,418
Equipment, furniture, and fixtures	15,374	14,563
Construction in progress	967	7

	106,798	107,403
Less accumulated depreciation and amortization	(19,233)	(13,989)

Premises and equipment, net	$87,565	$93,414

Depreciation and leasehold amortization expense for the years ended December 31, 2011, 2010, and 2009 was $4.4 million, $5.0 million, and $5.5 million, respectively.

The Company leases land and buildings upon which certain of its operating facilities and financial center facilities are located. These leases expire at various dates through August 31, 2049. Additionally, the Company has the option to purchase the land upon which the operations center is built at the end of the twenty-year lease term on December 31, 2018 at a cost of $300 thousand.

Various facilities and equipment are leased under noncancellable operating leases with initial remaining terms in excess of one year with options for renewal. In addition to minimum rents, certain leases have escalation clauses and include provisions for additional payments to cover taxes, insurance, and maintenance. The effects of the scheduled rent increases, which are included in the minimum lease payments, are recognized on a straight-line basis over the lease term. Rental expense was $4.1 million for 2011 compared to $3.3 million for 2010 and $3.8 million for 2009.

Future minimum lease payments (in thousands), by year and in the aggregate, under noncancellable operating leases at December 31, 2011 were as follows.

2012	$2,507
2013	2,162
2014	1,878
2015	1,740
2016	1,684
Thereafter	17,678

$27,649

The Company has entered into contracts as lessor for excess office space. Future minimum lease payments receivable under noncancelable leasing arrangements at December 31, 2011 were not material.